As Filed with the U.S. Securities and Exchange Commission on October 22, 2014

1933 Act File No. 002-91229
1940 Act File No. 811-04025

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 67 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 68 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY MUNICIPAL TRUST (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MO 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MO 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 22nd day of October, 2014.

AMERICAN CENTURY MUNICIPAL TRUST
(Registrant)

By: *
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President and Trustee	October 22, 2014
Jonathan S. Thomas

*	Vice President, Treasurer and Chief Financial Officer	October 22, 2014
C. Jean Wade

*	Trustee	October 22, 2014
Tanya S. Beder

*	Trustee	October 22, 2014
Jeremy I. Bulow

*	Chairman of the Board and Trustee	October 22, 2014
Ronald J. Gilson

*
Frederick L.A. Grauer	Trustee	October 22, 2014

*
Peter F. Pervere	Trustee	October 22, 2014

*	Trustee	October 22, 2014
John B. Shoven

*By:	/s/ Ashley Bergus
Ashley Bergus
Attorney in Fact
(pursuant to Power of Attorney
dated September 19, 2014)

Pursuant to Power of Attorney, dated September 19, 2014 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 66 to the Registration Statement of American Century Municipal Trust on September 26, 2014, File No. 02-91229 and incorporated herein by reference).

Pursuant to Secretary’s Certificate, dated September 22, 2014 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 66 to the Registration Statement of American Century Municipal Trust on September 26, 2014, File No. 02-91229 and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document